Share based compensation - Options Granted to Nonemployees (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share based compensation
Number of options granted outstanding (in shares)	31,203,477	31,473,477	10,057,700
Nonemployees
Share based compensation
Number of options granted outstanding (in shares)	2,774,600	2,774,600	2,474,600
Share based payment charge (benefit)	$ (33)	$ 2,001	$ 44	$ 24